UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2011

Date of reporting period:  August 31, 2010

Item 1. Schedule of Investments.

Grubb & Ellis AGA Realty Income Fund
Schedule of Investments
August 31, 2010 (Unaudited)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 42.35%
Agree Realty Corp.	6,500	$154,375
CapLease, Inc.	116,923	600,984
CBL & Associates Properties, Inc.	27,000	329,400
Cogdell Spencer, Inc.	67,460	416,903
CommonWealth	20,490	494,219
Dynex Capital, Inc.	50,000	502,500
Entertainment Properties Trust	7,200	310,248
Glimcher Realty Trust	14,029	83,332
Hersha Hospitality Trust	40,000	189,600
Hospitality Properties Trust	41,650	814,258
Lasalle Hotel Properties	12,605	299,495
National Retail Properties, Inc.	13,000	316,680
ProLogis	32,290	350,346
Ramco-Gershenson Properties Trust	52,950	552,798
Starwood Property Trust, Inc.	43,390	825,278
Sun Communities, Inc.	28,920	827,401
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $6,886,451)		$7,067,817

COMMON STOCKS - 3.03%
Funds, Trusts, and Other Financial Vehicles - 3.03%
Colony Financial, Inc.	28,500	505,020
TOTAL COMMON STOCKS (Cost $515,410)		$505,020

CONVERTIBLE PREFERRED STOCKS - 1.88%
Funds, Trusts, and Other Financial Vehicles - 1.88%
CommonWealth Series D, 6.500%	14,800	314,500
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $285,658)		$314,500

PREFERRED STOCKS - 50.67%
Real Estate - 50.67%
Ashford Hospitality Trust, Inc. Series A, 8.550%	31,045	738,871
Ashford Hospitality Trust, Inc. Series D, 8.450%	24,310	563,020
CBL & Associates Properties, Inc. Series D, 7.375%	13,430	317,620
Cedar Shopping Centers, Inc. Series A, 8.875%	28,430	721,553
Colonial Properties Trust Series D, 8.125%	18,330	461,733
Cousins Properties, Inc. Series A, 7.750%	18,930	469,085
Developers Diversified Realty Corp. Series H, 7.375%	32,820	781,444
Entertainment Properties Trust Series D, 7.375%	17,410	405,827
First Industrial Realty Trust, Inc. Series J, 7.250%	53,800	976,470
Glimcher Realty Trust Series F, 8.750%	29,760	730,013
Glimcher Realty Trust Series G, 8.125%	20,860	494,799
Hersha Hospitality Trust Series A, 8.000%	22,200	539,460
Lexington Realty Trust Series D, 7.550%	32,700	757,986
Sunstone Hotel Investors, Inc. Series A, 8.000%	20,070	497,435
TOTAL PREFERRED STOCKS (Cost $7,214,005)		$8,455,316
	Principal
	Amount	Value
SHORT TERM INVESTMENTS - 2.44%
Money Market Funds - 2.44%
Fidelity Institutional Money Market Portfolio	407,456	$407,456
TOTAL SHORT TERM INVESTMENTS (Cost $407,456)		$407,456

Total Investments (Cost $15,308,980) - 100.37%		$16,750,109
Liabilities in Excess of Other Assets - (0.37)%		(62,567)
TOTAL NET ASSETS - 100.00%		$16,687,542

Percentages are stated as a percent of net assets.

The cost basis of investments for federal income tax purposes at August 31, 2010 was as follows*:

	Cost of investments	$ 15,308,980
	Gross unrealized appreciation	1,689,229
	Gross unrealized depreciation	(248,099)
	Net unrealized appreciation	$ 1,441,129

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at August 31, 2010

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2010, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Equity
REITS	$7,067,817	$-	$-	$7,067,817
Common Stocks	505,020	-	-	505,020
Convertible Preferred Stocks	314,500	-	-	314,500
Preferred Stocks	8,455,316	-	-	8,455,316
Total Equity	16,342,653	-	-	16,342,653

Short-Term Investments	407,456	-	-	407,456

Total Investments in Securities	$16,750,109	$-	$-	$16,750,109

Disclosures about Derivative Instruments and Hedging Activities

The fund did not invest in derivative securities or engage in hedging activities during the period ended August 31, 2010.

Grubb & Ellis AGA U.S. Realty Fund
Schedule of Investments
August 31, 2010 (Unaudited)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 94.01%
Alexandria Real Estate Equities, Inc.	980	$67,983
Apartment Investment & Management Co.	6,200	126,728
Ashford Hospitality Trust, Inc. (a)	14,400	115,632
Associated Estates Realty Corp.	5,180	70,241
AvalonBay Communities, Inc.	1,210	127,316
BRE Properties, Inc.	1,600	65,408
CapLease, Inc.	10,160	52,222
CBL & Associates Properties, Inc.	6,330	77,226
Cogdell Spencer, Inc.	20,310	125,516
Developers Diversified Realty Corp.	10,500	108,780
DiamondRock Hospitality Co.	6,859	60,085
Douglas Emmett, Inc.	3,450	55,614
DuPont Fabros Technology Inc.	3,200	79,072
Entertainment Properties Trust	1,480	63,773
Equity Residential	2,870	131,532
Essex Property Trust, Inc.	350	37,020
Extra Space Storage, Inc.	2,610	39,907
First Industrial Realty Trust, Inc. (a)	28,240	120,020
General Growth Properties, Inc.	1,760	24,763
Glimcher Realty Trust	18,900	112,266
Hersha Hospitality Trust	33,370	158,174
ProLogis	16,140	175,119
Public Storage	970	95,079
Ramco-Gershenson Properties Trust	8,080	84,355
Simon Property Group, Inc.	3,493	315,942
SL Green Realty Corp.	930	56,060
Sun Communities, Inc.	3,640	104,141
U-Store-It Trust	17,010	136,080
Ventas, Inc.	990	50,005
Vornado Realty Trust	1,355	109,836
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,887,217)		2,945,895

COMMON STOCKS - 4.49%
Real Estate - 4.49%
Starwood Hotels & Resorts Worldwide, Inc.	1,060	49,534
Forestar Group, Inc. (a)	6,130	91,214
TOTAL COMMON STOCKS (Cost $169,328)		140,748
	Principal
	Amount	Value
SHORT TERM INVESTMENTS - 2.41%
Money Market Funds - 2.41%
Fidelity Institutional Money Market Portfolio	75,312	75,312
TOTAL SHORT TERM INVESTMENTS (Cost $75,312)		75,312

Total Investments (Cost $3,131,857) - 100.91%		3,161,955
Liabilities in Excess of Other Assets - (0.91)%		(28,391)
TOTAL NET ASSETS - 100.00%		$3,133,564

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

The cost basis of investments for federal income tax purposes at August 31, 2010 was as follows*:

	Cost of investments	$ 3,131,857
	Gross unrealized appreciation	216,862
	Gross unrealized depreciation	(186,764)
	Net unrealized appreciation	$ 30,098

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at August 31, 2010

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2010, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Equity
REITS	$2,945,895	$-	$-	$2,945,895
Common Stocks	140,748	-	-	140,748
Total Equity	3,086,643	-	-	3,086,643

Short-Term Investments	75,312	-	-	75,312

Total Investments in Securities	$3,161,955	$-	$-	$3,161,955

Disclosures about Derivative Instruments and Hedging Activities

The fund did not invest in derivative securities or engage in hedging activities during the period ended August 31, 2010.

Grubb & Ellis AGA International Realty Fund
Schedule of Investments
August 31, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 68.28%
Australia - 3.91%
ING Office Fund (a)	40,000	$21,353
Lend Lease Group	6,300	38,899
		60,252
Austria - 2.40%
Conwert Immobilien Invest SE (a)	3,200	37,036

Bermuda - 4.11%
Great Eagle Holdings Ltd.	19,373	52,674
Hong Kong Land Holdings Ltd.	2,000	10,740
		63,414
Brazil - 5.98%
Aliansce Shopping Centers SA	9,100	61,349
PDG Realty SA Empreendimentos e Participacoes	3,000	30,747
		92,096
Canada - 1.63%
Genesis Land Development Corp. (a)	4,000	13,767
Melcor Developments Ltd. (a)	1,050	11,274
		25,041
Cayman Islands - 7.74%
China Resources Land Ltd.	14,000	26,781
Renhe Commercial Holdings Co. Ltd.	328,000	64,936
Shimao Property Holdings Ltd.	17,000	27,580
		119,297
Finland - 1.61%
Sponda OYJ	6,500	24,876

Guernsey - 1.38%
Raven Russia	28,701	21,348

Hong Kong - 14.38%
China Overseas Land & Investment Ltd.	6,000	12,804
Hang Lung Properties Ltd.	1,000	4,468
Henderson Land Development Co. Ltd.	9,000	55,073
Shun Tak Holdings Ltd.	18,000	10,344
Sun Hung Kai Properties Ltd.	8,000	112,100
Wharf Holdings Ltd.	5,000	26,900
		221,689
Japan - 13.64%
Daito Trust Construction Co. Ltd.	700	40,162
Mitsubishi Estate Co. Ltd.	7,000	105,238
Mitsui Fudosan Co. Ltd.	4,000	64,897
		210,297
Luxembourg - 2.37%
GAGFAH SA	5,100	36,503

Norway - 3.63%
Norwegian Property ASA (a)	38,500	55,974

Singapore - 5.50%
Allgreen Properties Ltd.	18,000	13,545
CapitaLand Ltd.	16,000	46,152
Wing Tai Holdings	21,000	25,098
		84,795
TOTAL COMMON STOCKS (Cost $1,074,343)		1,052,618
REITS - 29.30%
Australia - 11.75%
Charter Hall Office REIT	160,000	34,877
Dexus Property Group (a)	47,000	34,707
Mirvac Group	16,000	19,075
Westfield Group (a)	8,300	92,381
		181,040
France - 6.20%
Klepierre	1,000	30,534
Unibail-Rodamco SE	345	65,056
		95,590
Great Britain - 5.21%
British Land Co., PLC	7,300	51,097
Hammerson PLC	1,380	7,611
Land Securities Group PLC	2,300	21,570
		80,278
Hong Kong - 1.04%
Link REIT	5,500	16,050

Netherlands - 2.00%
Eurocommercial Properties NV	800	30,789

Singapore - 3.10%
Parkway Life Real Estate Investment Trust	41,000	47,790
TOTAL REITS (Cost $444,331)		$451,537

WARRANTS - 0.02%
Hong Kong - 0.02%
Henderson Land Development Co. Ltd.
Expiration: June, 2011, Excercise Price: $58.000	1,800	243
TOTAL WARRANTS (Cost $0)		$243

	Principal
	Amount	Value
SHORT TERM INVESTMENTS - 3.96%
Money Market Funds - 3.96%
Fidelity Institutional Money Market Portfolio	61,068	61,068
TOTAL SHORT TERM INVESTMENTS (Cost $61,068)		61,068

Total Investments (Cost $1,579,742) - 101.56%		1,565,466
Liabilities in Excess of Other Assets - (1.56)%		(24,064)
TOTAL NET ASSETS - 100.00%		$1,541,402

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

The cost basis of investments for federal income tax purposes at August 31, 2010 was as follows*:

	Cost of investments	$ 1,579,742
	Gross unrealized appreciation	77,708
	Gross unrealized depreciation	(91,984)
	Net unrealized depreciation	$ (14,276)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at August 31, 2010

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2010, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Equity
- Diversified Real Estate Activities	$800,894	$243	$-	$801,137
- Real Estate Operating Companies	194,879			194,879
- Retail REITs	150,040			150,040
- Real Estate Development	142,844			142,844
- Diversified REITs	91,742			91,742
- Specialized REITs	47,790	-	-	47,790
- Office REITs	34,876	-	-	34,876
- Homebuilding	30,747	-	-	30,747
- Marine	10,343	-	-	10,343
Total Equity	1,504,155	243	-	1,504,398

Short-Term Investments	61,068	-	-	61,068

Total Investments in Securities	$1,565,223	$243	$-	$1,565,466

Disclosures about Derivative Instruments and Hedging Activities

The fund did not invest in derivative securities or engage in hedging activities during the period ended August 31, 2010.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By    /s/ Joseph Neuberger
              Joseph Neuberger, President

Date      October 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Joseph Neuberger
            Joseph Neuberger, President

Date      October 25, 2010

By    /s/ John Buckel
              John Buckel, Treasurer

Date      October 25, 2010